Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Schedule of Basic and Diluted Net Income (Loss) Per Ordinary Share
The following table reflects the calculation of basic and diluted net income (loss) per ordinary share:

	For the Three Months Ended June 30, 2021	For the Six Months Ended June 30, 2021	For the Period from June 10, 2020 (inception) through June 30, 2020
Class A ordinary shares
Numerator: Income allocable to Class A ordinary shares
Income (loss) from investments held in Trust Account	$(7,749)	$76,212	$—
Less: Company’s portion available to be withdrawn to pay taxes	—	—	—

Net income (loss) attributable	$(7,749)	$76,212	$—

	For the Three Months Ended June 30, 2021	For the Six Months Ended J une 30, 2021	For the Period from June 10, 2020 (inception) through June 30, 2020
Denominator: Weighted average Class A ordinary shares
Basic and diluted weighted average shares outstanding Class A ordinary shares	57,500,000	57,500,000	—

Basic and diluted net income per share, Class A ordinary shares	$(0.00)	$0.00	$—

Class B ordinary shares
Numerator: Net income (loss) minus net income allocable to Class A ordinary shares
Net income (loss)	$7,893,587	$33,360,787	$(23,662)
Net (income)/loss allocable to Class A ordinary shares	7,749	(76,212)	—

Net income (loss) attributable	$7,901,336	$33,284,575	(23,662)

Denominator: weighted average Class B ordinary shares
Basic and diluted weighted average shares outstanding Class B ordinary shares	14,375,000	14,375,000	12,500,000

Basic and diluted net income per share, Class B ordinary shares	$0.55	$2.32	$(0.00)